Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Abstract]
Principles of consolidation
A.	Principles of consolidation

The accompanying consolidated financial statements, which include the accounts of Camtek and its subsidiaries (collectively "the Company"), are prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP"). All material intercompany balances and transactions have been eliminated in consolidation.

Use of estimates
B.	Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions about future events. These estimates and the underlying assumptions affect the amounts of assets and liabilities reported, disclosures about contingent assets and liabilities, and reported amounts of revenues and expenses. Such estimates include valuation of accounts receivable, inventories, intangible assets, other long-lived assets, legal contingencies, and contingent consideration among others. These estimates and assumptions are based on management's best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. It is often difficult to accurately estimate the ultimate outcome of a contingent liability. Different variables can affect the timing and amount that management provides for certain contingent liabilities.  The Company's assessments are therefore subject to estimates made by management and its legal counsel. Adverse revision in management estimates of the potential liability could materially impact the Company's financial condition, results of operations or liquidity.

The Company adjusts such estimates and assumptions when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in those estimates resulting from continuing changes in the economic environment will be reflected in the financial statements in future periods.

Foreign currency transactions
C.	Foreign currency transactions

The functional currency of the Company and its subsidiaries is the U.S. Dollar. Revenue generated by the Company and its subsidiaries is primarily generated outside of Israel and a majority thereof is received in U.S. Dollars. In addition, materials and components purchased and marketing expenses incurred are either paid for in U.S. Dollars or in New Israeli Shekels ("NIS") linked to changes in the U.S. Dollar/NIS exchange rate. The purchase of materials and components and other operating expenses recorded by a subsidiary in China is incurred in Chinese RMB. A significant portion of the Company's expenses are incurred in Israel and paid for in NIS. Transactions not denominated in U.S. Dollars are recorded upon their initial recognition according to the exchange rate in effect on the date of the transaction. Exchange rate differences arising upon the settlement of monetary items or upon reporting the Company's monetary items at exchange rates different from that by which they were initially recorded during the period, or reported in previous financial statements, are charged to financial income (expenses), net.

Cash equivalents
D.	Cash equivalents
All highly liquid investments purchased with original maturities of three months or less are considered to be cash equivalents.

Accounts receivable and allowance for doubtful accounts
E.	Accounts receivable and allowance for doubtful accounts

Accounts receivable are recorded at the outstanding recognized amount and do not bear interest. The allowance for doubtful accounts represents Management's best estimate of the probable loss inherent in existing accounts receivable balances as a result of possible non-collection. In determining the appropriate allowance, Management bases its estimate on information available about specific debtors, including aging of the balance, assessment of the underlying security received, the history of write-offs, relationships with the customers and the overall creditworthiness of the customers.

Inventories
F.	Inventories

Inventories consist of completed systems, partially completed systems and components and other raw materials, and are recorded at the lower of cost or market. Cost is determined by the moving - average cost method basis.

Inventory write-downs are recorded at the end of each fiscal period for damaged, obsolete, excess and slow-moving inventory. These write-downs, to the lower of cost or market value, create a new cost basis that is not subsequently marked up based on changes in underlying facts and circumstances.

Management periodically evaluates its inventory composition, giving consideration to factors such as the probability and timing of anticipated usage and the physical condition of the items, and then estimates a charge (reducing the inventory) to be provided for slow moving, technological obsolete or damaged inventory. These estimates could vary significantly, from actual requirements based upon future economic conditions, customer inventory levels or competitive factors that were not foreseen or did not exist when the inventory write-downs were established.

Inventory that is not expected to be converted or consumed within the next year is classified as non-current, based on Management's estimates taking into account market conditions.

Fixed assets
G.	Fixed assets

Fixed assets are stated at cost less accumulated depreciation, and are depreciated over their estimated useful lives on a straight-line basis.

Annual rates of depreciation are as follows:

Building	2%
Machinery and equipment	10% - 33%
Office furniture and equipment	6% - 20%
Automobiles	15%

Leasehold improvements are amortized by the straight-line method over the shorter of the lease term or the estimated useful economic life of such improvements.

Certain of the Company's finished goods are systems used as demonstration systems, training systems, and for product development in the Company's laboratories ("internal use"). These systems are identical to the systems that Camtek sells in its ordinary course of business. In circumstances where the Company intends to utilize such systems for its internal use, the Company transfers them from inventory to fixed assets. The rationale for the transfer is that the Company does not have the intention to sell these systems in the ordinary course of business but rather expects to use them for its internal use over their expected useful lives. These systems are recorded as fixed assets at cost and depreciated over their useful lives.

Intangible assets
H.	Intangible assets

Patent registration costs are recorded at cost and amortized, beginning with the first year of utilization, over its expected useful life.

Intangible assets purchased as part of the business combinations were recorded at their fair value and are amortized based on their remaining estimated useful lives. Acquired in-process research and development (IPR&D) will be amortized starting at the initial date of recording revenues from the associated technology.

Long-lived assets
I.	Long-lived assets

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.  Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to undiscounted future cash flows expected to be generated by the asset.  If the carrying amount of the long lived asset exceeds its estimated undiscounted future cash flows, an impairment charge is recognized to the extent that the asset's carrying amount exceeds its fair value (See Note 9).

Goodwill
J.	Goodwill

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. Goodwill is reviewed for impairment at least annually in accordance with the provisions of FASB ASC Topic 350, Intangibles - Goodwill and Other. The goodwill impairment test is a two step test. Under the first step, the fair value of the reporting unit is compared with its carrying value (including goodwill). If the fair value of the reporting unit is less than its carrying value, an indication of goodwill impairment exists for the reporting unit and the entity must perform step two of the impairment test (measurement). Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit's goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to an acquisition price allocation and the residual fair value after this allocation is the implied fair value of the reporting unit goodwill. Fair value of the reporting unit is determined using a discounted cash flow analysis. If the fair value of the reporting unit exceeds its carrying value, step two does not need to be performed.

The Company has set its annual impairment testing date at December 31. As of December 31, 2012, based on the Company's annual impairment test, an impairment charge was recognized (As of December 31, 2011 - no impairment charge was recognized). (See Note 9).

Fair values of financial instruments
K.	Fair values of financial instruments

The carrying amounts for cash equivalents, short-term deposits, accounts receivable, accounts payable, short-term liabilities to banks and amounts due to/from affiliates approximate fair value because of the short-term duration of those items.

The fair value of the long-term deposit approximates the carrying amount, since it bears floating rate interest at the market rate.

The fair value of long-term liabilities to banks also approximate the carrying amounts, since they bear floating rate interest at rates close to prevailing market rates.

The contingent consideration liabilities relating to the Company's business combinations are measured at fair value at each balance sheet date.

Revenue recognition
L.	Revenue recognition

The Company recognizes revenue from sales of its products when the products are installed at the customer's premises and are operating in accordance with its specifications, signed documentation of the arrangement, such as a signed contract or purchase order, has been received, the price is fixed or determinable and collectibility is reasonably assured.

In the limited circumstances when the products are installed by a trained distributor acting as an end user, revenue is recognized upon delivery assuming all other criteria for revenue recognition are met.

Service revenues consist mainly of revenues from maintenance contracts and are recognized ratably over the contract period.

The Company implements the provisions of ASU 2009-13, Revenue Recognition (Topic 605): Multiple-Deliverable Revenue Arrangements, and therefore for multiple-element arrangements the overall arrangement fee is allocated to each element (both delivered and undelivered items) based on management's best estimate of their selling price where other sources of evidence are unavailable. The Company's multiple deliverables consist of product sales and non-standard warranties. A non-standard warranty is one that is for a period longer than 12 months.

Accordingly, income from a non-standard warranty is deferred as unearned revenue and is recognized ratably as revenue commencing with and over the applicable warranty term.

The Company routinely evaluates its products for inclusion of any embedded software that is more than incidental thereby requiring consideration of ASC Subtopic 985-605, "Software Revenue Recognition".  Based on such evaluation, the Company has concluded that none of its products have such embedded software.

Warranty
M.	Warranty

The Company records a liability for standard product warranty obligations at the time of sale based upon historical warranty experience. The term of the warranty is generally twelve months.

For the Company's treatment of non-standard warranties, see Note 2(L) - Revenue recognition.

Income taxes
N.	Income taxes

The Company accounts for income taxes in accordance with the asset and liability method whereby deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The Company provides a valuation allowance to reduce deferred tax assets to the amount that is more likely than not to be realized.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized uncertain income tax positions are measured at the largest amount that is more than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

Research and development
O.	Research and development
Research and development costs are expensed as incurred.

Earnings / loss per ordinary share
P.	Earnings / loss per ordinary share

Basic earnings/loss per ordinary share is calculated using only weighted average ordinary shares outstanding. Diluted earnings per share, if relevant, gives effect to dilutive potential ordinary shares outstanding during the year.  Such dilutive shares consist of incremental shares, using the treasury stock method, from the assumed exercise of share options, warrants and convertible loan. (See Note 18).

For the years ended December 31, 2012, 2011 and 2010, the effect of the exercise of all outstanding Restricted Share Units ("RSUs") is dilutive and has been included in computing dilutive earnings per ordinary share.

For the years ended December 31, 2012 and 2011 the effect of the exercise of some outstanding share options is dilutive and has been included in computing dilutive earnings per ordinary share.

For the year ended December 31, 2010, the effect of the exercise of all outstanding share options is anti-dilutive and has not been included in computing dilutive loss per ordinary share.

Share-based compensation
Q.	Share-based compensation

The Company accounts for its employee share-based compensation as a cost in the financial statements. All awards are equity classified and therefore such cost is measured at the grant date fair value of the award. The Company estimates share option grant date fair value using the Black-Scholes-Merton option-pricing model. (For details see Note 17).

Fair value measurements
R.	Fair value measurements

The Company implements the provisions of ASC Topic 820 "Fair Value Measurements and Disclosures" ("ASC 820"). ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 inputs are unobservable inputs for the asset or liability. (For details see Note 23).

Derivative instruments
S.	Derivative instruments

The Company enters into option contracts and forward exchange agreements in order to reduce its exposure with respect to various commitments in currencies other than the dollar, in connection with expenses in New Israeli Shekels.

The Company does not issue or hold derivative financial instruments for trading purposes, but rather to manage its foreign currency exposure.  Nevertheless, these transactions do not meet all the conditions for hedge accounting and accordingly, the changes in fair value of such instruments are recorded directly to financial income (expenses), net.

The Company's foreign exchange derivative contracts are marked-to-market based on the determined fair value of open contracts at period end. (See Note 16).

Contingent liabilities
T.	Contingent liabilities

A contingency (provision) in accordance with ASC Topic 450-10-05, Contingencies, is an existing condition or situation involving uncertainty as to the range of possible loss to the entity.

A provision for claims is recognized if it is probable (likely to occur) that a liability has been incurred and the amount can be estimated reasonably.

Government-sponsored research and development
U.	Government-sponsored research and development

The Company records grants received from the Office of the Chief Scientist of the Israeli Ministry of Industry and Trade (the "OCS") as a liability, if it is probable that the Company will have to repay the grants received. If it is not probable that the grants will be repaid, the Company records the grants as a reduction to research and development expenses. Royalties paid to the OCS are recognized as a reduction of the above liability.

The Company accounts for OCS liabilities acquired in business combinations within the confines of debt obligations and as such changes in the liability from period to period, caused by changes to the estimated timing of future repayments and accrued interest, are accounted for prospectively and recorded as financial expenses (income). (See Note 14 and Note 15F)

Recently issued and adopted accounting standards
V.	Recently issued and adopted accounting standards

1.
In September 2011, the FASB issued ASU 2011-08, Intangibles-Goodwill and Other (Topic 350): Testing Goodwill for Impairment. This ASU permits an entity to make a qualitative assessment of whether it is more likely than not that a reporting unit's fair value is less than its carrying amount before applying the two-step goodwill impairment test. If an entity concludes it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, it need not perform the two-step impairment test. The ASU is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The Company implemented the provisions of ASU 2011-08 as of January 1, 2012. The adoption of ASU 2011-08 did not have a material effect on the Company's consolidated financial statements.

2.
In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The new standards do not extend the use of fair value but, rather, provide guidance about how fair value should be applied where it already is required or permitted under IFRS or U.S. GAAP. For U.S. GAAP, most of the changes are clarifications of existing guidance or wording changes to align with IFRS. The Company implemented the provisions of the ASU prospectively as of January 1, 2012. The adoption of ASU 2011-04 in 2012 did not have a material effect on the Company's consolidated financial statements.

New standards and interpretations not yet adopted
W.	New standards and interpretations not yet adopted

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of financial statements to understand the effect of those arrangements on its financial position, and to allow investors to better compare financial statements prepared under U.S. GAAP with financial statements prepared under International Financial Reporting Standards (IFRS). The new standards are effective for annual periods beginning January 1, 2013, and interim periods within those annual periods. Retrospective application is required. The Company will implement the provisions of ASU 2011-11 as of January 1, 2013.  The Company expects that the adoption of ASU 2011-11 will not have a material effect on its consolidated financial statements.